INVESTMENTS IN AFFILIATES - Ownership Percentage (Details)	Dec. 31, 2012		Dec. 31, 2011
Golar LNG Partners
Equity method investments:
Participation in equity method investment	29.90%	[1],[2]	0.00%	[1],[2]
Bluewater Gandria
Equity method investments:
Participation in equity method investment	0.00%	[3]	50.00%	[3]
Egyptian Company for Gas Services S.A.E
Equity method investments:
Participation in equity method investment	50.00%		50.00%
Golar Wilhelmsen Management AS
Equity method investments:
Participation in equity method investment	60.00%		60.00%

[1]	Golar Partners and its subsidiaries were included in the Company's consolidated financial statements for all periods until December 13, 2012, following its first AGM upon which the majority of directors were elected by the common unitholders, Golar Partners was deconsolidated and the Company's interests in the subordinated units were accounted for under the equity method from that date (see note 5 for further details).
[2]	The Company held a 54.1% ownership in Golar Partners as of December 31, 2012. However the 29.9% interest refers to the Company's interests in the subordinated units which are subject to the equity method accounting.
[3]	In January 2012, Bluewater Gandria became a wholly-owned subsidiary of the Company pursuant to the purchase of the remaining 50% equity interest by the Company (see note 6).